Derivative Instruments and Hedging Activities (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Natural Gas [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative maturity dates of settlement			January 2014 to December 2014
Gains (losses) before tax expected to be reclassified into earnings within the next twelve months	$ 2.0		$ 2.3
Zinc [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative maturity dates of settlement			January 2014 to December 2014
Gains (losses) before tax expected to be reclassified into earnings within the next twelve months	0.2		0.5
Sales [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(3.6)	0.5	(3.1)	0	0
Other Income [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0.7	0.6	(0.1)	(1.2)	0.8
Cost of Products Sold [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0.2	0	1.7	(0.6)	(5.1)
Cash Flow Hedging [Member] | Sales [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Reclassified from accumulated other comprehensive income (loss) into income (effective portion)	0	0.4	0.4	0	0
Cash Flow Hedging [Member] | Cost of Products Sold [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Reclassified from accumulated other comprehensive income (loss) into income (effective portion)	2.7	3.5	24.8	(36.3)	(4.0)
Recognized in cost of products sold (ineffective portion and amount excluded from effectiveness testing)	$ 0	$ 5.8	$ 3.3	$ 0.1	$ (10.2)